SHARE BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Research and development expense	$ 3,773	$ 6,658	$ 8,120
Stock Option [Member]
Statement [Line Items]
General and administrative expense	417	2,124	702
Research and development expense	175	479	1,046
Total	$ 592	$ 2,603	$ 1,748